Related-party Transactions - Summary of Number of Performance Shares Conditionally Awarded (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average closing share price | $ / shares	$ 37.42	$ 29.16	$ 27.95
Percentage of other equity instruments unvested	50.00%		50.00%
Number of instruments other equity instruments granted		61,469	68,639
Number of performance shares awarded | shares		38,286
Initial performance share award [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Final performance share award [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%